Other Accounts Receivables (Details) - Schedule of Other Accounts Receivables - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of Other Accounts Receivables [Abstract]
Prepaid expenses	$ 2,105	$ 1,240
Inventory designated for R&D activities	1,026
Government authorities	735	1,838
Derivatives financial instruments mainly measured at fair value through other comprehensive income	448	15
Accrued income	202	101
Accrued interest		70
Other	8	8
Total Other Accounts Receivables	$ 4,524	$ 3,272